Other income/(expenses) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Income (Expenses) [Line Items]
Fair value gain on initial recognition	€ 6,636	€ 9,423	€ 5,483
(Loss) gain on the subsequent sale	(406)	104	(80)
Losses on disposals of property, plant and equipment	7,970	12,528	210
Gain (loss) on reimbursement from suppliers	1,400	2,250	€ 0
Voltalis
Disclosure of Other Income (Expenses) [Line Items]
Trade receivables from related party	€ 0	€ 187